Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 728,762	$ 75,362
Accounts receivable, net	177,031	244,353
Inventory	361,422	366,298
Unbilled revenue	75,556	76,051
Prepaid expenses	1,784	18,596
Other current assets	27,912	96,786
Total Current Assets	1,372,467	877,446
Property and equipment, net	1,106,164	1,341,187
Right-of-use assets, net	55,606	83,679
Intangible assets, net	100,000	125,000
Total Assets	2,634,237	2,427,312
Current Liabilities
Accounts payable and accrued expenses	1,052,603	1,164,217
Contract liabilities	36,704	41,207
Note payable - current portion	121,848
Note payable Coronavirus loans- current portion	41,831
Due to related party	102,060	51,071
Line of credit		24,483
Operating lease liabilities - current	30,125	29,237
Provision for income taxes	18,957	21,856
Liabilities of discontinued operations	112,397	112,397
Total Current Liabilities	1,516,525	1,444,468
Long Term Liabilities:
Convertible debt, net of discount, unamortized $1,084,944 and $635,333	209,323	169,667
Notes payable Coronavirus - long term	320,626	121,848
Operating lease liabilities - long term	22,574	51,620
Total Liabilities	2,069,048	1,787,603
Stockholders' Equity
Preferred stock, $0.0001 par value; 3,333,333 shares authorized
Common stock, $0.0001 par value; 50,000,000 shares authorized, 4,080,017 shares issued and outstanding as of December 31, 2020, and 121,216 issued and outstanding at December 31, 2019, respectively	408	12
Additional paid-in capital	14,486,166	11,757,027
Accumulated deficit	(13,878,553)	(11,115,178)
Accumulated other comprehensive loss	(42,832)	(2,152)
Total Stockholders' Equity	565,189	639,709
Total Liabilities and Stockholders' Equity	$ 2,634,237	$ 2,427,312